Note 2 - Securities - Securities With Unrealized and Unrecognized Losses (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	$ 859	$ 71,628	$ 67,163
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss	(3)	(1,191)	(795)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	69,442	45,259	4,293
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	(1,270)	(1,787)	(72)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	70,301	116,887	71,456
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Loss	(1,273)	(2,978)	(867)
US Government-sponsored Enterprises Debt Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value		12,400	4,336
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss		(224)	(74)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	11,897	2,747
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	(122)	(148)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	11,897	15,147	4,336
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Loss	(122)	(372)	(74)
US States and Political Subdivisions Debt Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value		26,775	13,881
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss		(369)	(241)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	12,850	7,975	834
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	(183)	(344)	(13)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	12,850	34,750	14,715
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Loss	(183)	(713)	(254)
Residential Mortgage Backed Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	859	31,038	42,071
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss	(3)	(581)	(391)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	40,422	29,716	2,805
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	(864)	(1,079)	(47)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	41,281	60,754	44,876
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Loss	(867)	(1,660)	(438)
Commercial Mortgage Backed Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value		1,415	1,458
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss		(17)	(1)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	1,731
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	(50)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	1,731	1,415	1,458
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Loss	(50)	(17)	(1)
Collateralized Debt Obligations [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value			5,417
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss			(88)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	2,542	4,821	654
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	(51)	(216)	(12)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	2,542	4,821	6,071
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Loss	$ (51)	$ (216)	$ (100)